Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	COCA COLA FEMSA SAB DE CV
Entity Central Index Key	0000910631
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Accounting Standard	IFRS
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	MX
Trading Symbol	KOF
Title of 12(b) Security	American Depositary Shares, each representing 10 units
Security Exchange Name	NYSE
Series A shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	7,936,628,152
Series D shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	4,668,365,424
Series B shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,575,624,195
Series L shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,626,040,325